Tax-Free High Yield Fund	07/01/2008 - 06/30/2009

ICA File Number: 811-04163
Reporting Period: 07/01/2008 - 06/30/2009
T. Rowe Price Tax-Free High Yield Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, Maryland 21202

(Address of principal executive offices)

Gregory K. Hinkle
4515 Painters Mills Rd
Owings Mills, Maryland 21117-4903

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-8472

Date of fiscal year end: 2/28

Date of reporting period: 7/1/08 to 6/30/09

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free High Yield Fund, Inc.

By (Signature and Title) /s/ Gregory K. Hinkle
Gregory K. Hinkle, Principal Financial Officer

Date August 25, 2009

=========================== TAX-FREE HIGH YIELD FUND ===========================

NJ EDA 1ST MTG PRESBYTERIAN SER A 6.375% DUE 11/1/31

Ticker:                      Security ID:  645916NH6
Meeting Date: JAN 29, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent granted                         N/A       Yes          Management

--------------------------------------------------------------------------------

SUSSEX COUNTY DELAWARE, 5.15% DUE 1/1/2012

Ticker:                      Security ID:  86926RBN9
Meeting Date: MAY 29, 2009   Meeting Type: Consent Solicitation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Take No      Management
                                                        Action

--------------------------------------------------------------------------------

SUSSEX COUNTY DELAWARE, 5.45% DUE 1/1/2016

Ticker:                      Security ID:  86926RBK5
Meeting Date: MAY 29, 2009   Meeting Type: Consent Solicitation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Take No      Management
                                                        Action

--------------------------------------------------------------------------------

SUSSEX COUNTY DELAWARE, 6.0% DUE 1/1/2035

Ticker:                      Security ID:  86826RBM1
Meeting Date: MAY 29, 2009   Meeting Type: Consent Solicitation
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Take No      Management
                                                        Action

=================================== END NPX REPORT =============================